Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Deposit for fuel cell components (see Note 10)	$ 5,000
Other vehicle inventory deposits	1,336	$ 577
Production equipment deposits	1,236
Other current assets	258	271
Total prepaid expenses and other current assets	$ 7,830	$ 848